Fair Value Measurements and Fair Value of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	341,263,000
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	341,263,000	309,567,000
Transfer to Foreclosed Real Estate	163,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0
Residential mortgage portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1
Residential mortgage portfolio [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer to Foreclosed Real Estate	60,000
Residential mortgage portfolio [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	3	2
Nonresidential mortgage [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	2
Transfer to Foreclosed Real Estate	430,000
Nonresidential mortgage [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	5	6
Multi-family [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1	1
Commercial loans [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1	1
Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	2
Commercial construction [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1